Combined Carve-out Statement of Financial Position - Somos - Anglo (Predecessor) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Somos - Anglo (Predecessor)
Current Assets
Cash and cash equivalents	R$ 165,689	R$ 82,792
Trade receivables	238,492	235,719
Inventories	183,513	212,665
Taxes recoverable	2,328	3,303
Income tax and social contribution recoverable	15,187	14,091
Prepayments	3,265	4,910
Other receivables	6,342	3,524
Total current assets	614,816	557,004
Non-current assets
Judicial deposits and escrow accounts	6,050	5,826
Deferred income tax and social contribution	27,556	25,484
Property, plant and equipment	57,260	58,728
Intangible assets and goodwill	657,655	654,174
Total non-current assets	748,521	744,212
Total Assets	1,363,337	1,301,216
Current liabilities
Bonds and financing	217,553	95,912
Suppliers	228,515	220,723
Suppliers - related parties	231,190	226,887
Taxes payable	910	896
Income tax and social contribution payable	3,177	4,174
Salaries and social contributions	62,796	65,933
Contract liabilities and deferred income	72,918	68,243
Other liabilities	11,080	13,300
Total current liabilities	828,139	696,068
Non-current liabilities
Bonds and financing	989,611	387,819
Accounts payable for business combination	10,203
Contract liabilities and deferred income	5,235
Provision for risks of tax, civil and labor losses	9,258	16,399
Total non-current liabilities	1,014,307	404,218
Parent Company's Net Investment	(479,109)	200,930
Total Liabilities and Shareholder's Equity / Parent Company's Net Investment	R$ 1,363,337	R$ 1,301,216